Stock-based Activity (Detail 3) - shares	Jun. 30, 2015	Dec. 31, 2014
Common stock reserved for future issuance	37,621,571	3,160,580
Stock Plan [Member]
Common stock reserved for future issuance	3,490,012
Restricted Stock [Member]
Common stock reserved for future issuance	2,180,850
Preferred Stock [Member]
Common stock reserved for future issuance	23,148,000
Warrant [Member]
Common stock reserved for future issuance	5,959,668
Stock Option [Member]
Common stock reserved for future issuance	2,841,041